Form N-1A Supplement	Jun. 11, 2025
BNY Mellon Small Cap Multi-Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	June 11, 2025 BNY MELLON FUNDS TRUST BNY Mellon Small Cap Multi-Strategy Fund Supplement to Current Prospectus